Ordinary Shares - Narrative (Details) $ in Millions					1 Months Ended			12 Months Ended		24 Months Ended
	Sep. 22, 2020 £ / shares shares	Aug. 28, 2019 USD ($)	Aug. 17, 2018	Aug. 17, 2017	Jul. 31, 2020 shares	Oct. 31, 2019 shares	Aug. 31, 2017 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 £ / shares shares	Aug. 17, 2020 installment	Dec. 31, 2020 £ / shares	Aug. 19, 2020 £ / shares	Aug. 18, 2020 £ / shares
Class of Stock [Line Items]
Consideration received on transaction | $		$ 25.0
Initial Public Offering
Class of Stock [Line Items]
Consideration received on transaction | $								$ 132.8
Ordinary Shares
Class of Stock [Line Items]
Common stock, issued for services (in shares)							10,551,166
Common stock, par value (in dollars per share) | £ / shares	£ 0.008								£ 0.008		£ 0.008	£ 0.001	£ 1.00
Number of monthly installments | installment										24
Forfeiture of ordinary shares (in shares)					63,972
Ordinary Shares | Nonemployee
Class of Stock [Line Items]
Issuance of shares (in shares)						102,214
Award vesting period						3 years
Ordinary Shares | Employee
Class of Stock [Line Items]
Issuance of shares (in shares)						99,049
Award vesting period						4 years
Ordinary Shares | Common Stock
Class of Stock [Line Items]
Issuance of shares (in shares)								8,625,000	201,263
Forfeiture of ordinary shares (in shares)								63,972
Convertible preferred shares issued (in shares)								16,419,172
Ordinary Shares | Share-based Payment Arrangement, Tranche One
Class of Stock [Line Items]
Award vesting percentage				25.00%
Ordinary Shares | Share-based Payment Arrangement, Tranche Two
Class of Stock [Line Items]
Award vesting percentage			25.00%
Ordinary Shares | Share-based Payment Arrangement, Tranche Three
Class of Stock [Line Items]
Award vesting percentage										50.00%
American Depositary Shares | Initial Public Offering
Class of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)	8,625,000
Sale of stock, price per share (in dollars per share) | £ / shares	£ 17.00